RIGHT OF USE ASSETS (Details Narrative) - CAD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Dec. 31, 2024
Additions to right-of-use assets	$ 0	$ 0	$ 0